Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity
Stockholders' Equity

Note 9 - Stockholders’ Equity

Registration Statements

On April 23, 2021, the Company filed a shelf registration statement on Form S-3 (File No. 333-255476) (the “2021 S-3”), which was declared effective on May 24, 2021. Under the 2021 S-3, the Company was able to sell up to a total of $200.0 million of its securities. The 2021 S-3 expired on May 24, 2024. The Company sold approximately $4.4 million of securities under the 2021 S-3.

On May 31, 2024, the Company filed a shelf registration statement on Form S-3 (File No. 333-279891) (the “2024 S-3”), which was declared effective on June 12, 2024. Under the 2024 S-3, the Company may sell up to a total of $40.0 million of its securities. As of September 30, 2024, approximately $36.3 million of the 2024 S-3 remains available for sales of securities.

As of the filing of this Form 10-Q, the Company is subject to the General Instruction I.B.6 to Form S-3, known as the “baby shelf rules,” which limit the number of securities it can sell under its registration statements on Form S-3.

May 2024 Equity Offering

On April 29, 2024, the Company commenced a best efforts equity offering with an institutional investor (the “Investor”) (the “May 2024 Offering”) of an aggregate of (i) 23,200 shares of common stock, (ii) pre-funded warrants (the “May 2024 Pre-Funded Warrants”) to purchase up to an aggregate of 314,352 shares of common stock (the “May 2024 Pre-Funded Warrant Shares”), (iii) Series A-1 warrants (the “Series A-1 Warrants”) to purchase up to an aggregate of 337,552 shares of common stock (the “Series A-1 Warrant Shares”), (iv) Series A-2 warrants (the “Series A-2 Warrants”) to purchase up to an aggregate of 337,552 shares of common stock (the “Series A-2 Warrant Shares”), and (v) Series A-3 warrants (the “Series A-3 Warrants,” and together with the Series A-1 Warrants and Series A-2 Warrants, the “Warrants”) to purchase up to an aggregate of 337,552 shares of common stock (the “Series A-3 Warrant Shares”). Each share of common stock or May 2024 Pre-Funded Warrant was sold together with one Series A-1 Warrant to purchase one share of common stock, one Series A-2 Warrant to purchase one share of common stock, and one Series A-3 Warrant to purchase one share of common stock. The public offering price for each share of common stock and accompanying Warrants was $11.85, and the public offering price for each May 2024 Pre-Funded Warrant and accompanying Warrants was $11.845. The May 2024 Pre-Funded Warrants have an exercise price of $0.005 per share, were exercisable immediately and will expire when exercised in full. Each Warrant has an exercise price of $11.85 per share, will be exercisable beginning on the effective date of stockholder approval of the issuance of the shares upon exercise of the Warrants (the “Warrant Stockholder Approval”). The Series A-1 Warrant will expire on the five-year anniversary of the Warrant Stockholder Approval. The Series A-2 Warrant will expire on the twenty-four-month anniversary of the Warrant Stockholder Approval. The Series A-3 Warrant will expire on the nine-month anniversary of the Warrant Stockholder Approval. The Warrants contain customary anti-dilution adjustments to the exercise price, including for share splits, share dividends, rights offering and pro rata distributions.

The net proceeds of the May 2024 Offering, after deducting the fees and expenses of the Placement Agent (as defined below), described in more detail below, and other offering expenses payable by us, but excluding the net proceeds, if any, from the exercise of the Warrants, was approximately $3.2 million. The May 2024 Offering closed on May 2, 2024.

In connection with the May 2024 Offering, the Company also entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with the Investor. Under the Warrant Amendment Agreement, the Company agreed to amend certain existing warrants to purchase up to 51,764 shares of common stock that were previously issued in October 2023 to the Investor, with an exercise price of $79.00 per share (the “Existing Warrants”), in consideration for their purchase of the securities in the May 2024 Offering, as follows: (i) lower the exercise price of the Existing Warrants to $11.85 per share, (ii) provide that the Existing Warrants, as amended, will not be exercisable until the receipt of Warrant Stockholder Approval for the exercisability of the Warrants in the May 2024 Offering, and (iii) extend the original expiration date of the Existing Warrants by five years following the receipt of such Warrant Stockholder Approval. The Warrant Amendment Agreement became effective on May 2, 2024.

June 2024 Registered Direct Offering and Concurrent Private Placement of Warrants (the “June 2024 Offering”)

On June 19, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “June 2024 Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering priced at-the-market under the rules of Nasdaq (the “Registered Direct Offering”), (i) 60,500 shares of common stock, at a price per Share of $20.50 and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 62,100 shares of our common stock, at a price per Pre-Funded Warrant equal to $20.495, the price per share of common stock, less $0.005.

The Pre-Funded Warrants were sold in lieu of shares of common stock to the June 2024 Investor. The Pre-Funded Warrants have an exercise price of $0.005 per share, became exercisable upon issuance and remain exercisable until exercised in full.

The Registered Direct Offering closed on June 21, 2024. The Company intends to use the net proceeds of approximately $2.1 million from the Registered Direct Offering for general corporate purposes and working capital requirements.

In a concurrent private placement, pursuant to the terms of the Purchase Agreement, the Company also agreed to issue and sell to the June 2024 Investor unregistered warrants (the “Private Placement Warrants”) to purchase up to 122,600 shares of common stock, at an offering price of $20.50 per Private Placement Warrant to purchase one share of common stock (the “Private Placement” and, together with the Registered Direct Offering, the “Offerings”) (which offering price was included in the purchase price per share of common stock or Pre-Funded Warrant). The Private Placement Warrants have an exercise price of $0.41 per share (subject to customary adjustments as set forth in the Private Placement Warrants), were exercisable upon issuance and will expire five years from the date of issuance. The Private Placement Warrants contain customary anti-dilution adjustments to the exercise price, including for share splits, share dividends, rights offering and pro rata distributions. The resale of the shares of common stock issuable upon the exercise of the Private Placement Warrants was subsequently registered in July 2024 on a Form S-1 (File No. 333-280927).

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the exclusive placement agent in connection with the Offerings under an Engagement Letter, dated as of June 18, 2024, between us and Wainwright (the “Engagement Letter”). Pursuant to the Engagement Letter, the Company issued to Wainwright (or its designees) warrants to purchase up to 7,355 shares of common stock (the “Wainwright Warrants” and, together with the Private Placement Warrants, the “2024 Warrants”). The Wainwright Warrants have substantially the same terms as the Private Placement Warrants, except that the Wainwright Warrants will expire five years from the commencement of the sales of the Offerings and have an exercise price of $25.625 per share (subject to customary adjustment as set forth in the Wainwright Warrants), representing 125% of the purchase price per share of common stock in the Registered Direct Offering.

At-the-Market Offering

In July 2018, the Company entered into an At-the-Market Issuance Sales Agreement (the “Mustang ATM”) with B. Riley Securities, Inc. (formerly B. Riley FBR, Inc.), Cantor Fitzgerald & Co., National Securities Corporation (now B. Riley FBR, Inc.), and Oppenheimer & Co. Inc. (each an “Agent” and collectively, the “Agents”), relating to the sale of shares of common stock pursuant to a registration statement on Form S-3 (File No. 333-249657). Under the Mustang ATM, the Company pays the Agents a commission rate of up to 3.0% of the gross proceeds from the sale of any shares of common stock. On December 31, 2020, the Mustang ATM was amended to add Wainwright as an Agent. On April 14, 2023, the Mustang ATM was amended to add the limitations imposed by General Instruction I.B.6 to Form S-3 and remove Oppenheimer & Co., Inc. as an Agent. On May 31, 2024, the Company delivered notice to the Agents to terminate the Mustang ATM, which was effective June 5, 2024.

On May 31, 2024, the Company entered into an At-the-Market Offering Agreement (the “Offering Agreement”) with Wainwright (the “Manager”) under which the Company may offer and sell, from time to time at its sole discretion, shares of its common stock through or to the Manager pursuant to the 2024 S-3. Under the Offering Agreement, the Company pays the Manager a commission of 3.0% of the gross proceeds from the sales of any shares of common stock. The Company will also reimburse the Manager for certain expenses incurred in connection with the Offering Agreement. The Company and the Manager may each terminate the Sales Agreement at any time upon specified prior written notice.

During the nine months ended September 30, 2024, the Company issued approximately 53,236 shares of common stock at an average price of $21.84 for gross proceeds of $1.2 million under the Offering Agreement. In connection with these sales, the Company paid aggregate fees of approximately $45,000. During the nine months ended September 30, 2023, the Company issued approximately 1,034 shares of common stock at an average price of $158.07 for gross proceeds of $0.2 million under the Mustang ATM. In connection with these sales, the Company paid aggregate fees of approximately $3,000.

Equity Incentive Plan

The Company has in effect the 2016 Incentive Plan (the “Incentive Plan”). The Incentive Plan was adopted in 2016 by the Company’s stockholders and the compensation committee of the Company’s board of directors and is authorized to grant stock-based awards to directors, officers, employees and consultants. The plan initially authorized grants to issue up to 2,666 shares of authorized but unissued common stock, expires 10 years from adoption, and limits the term of each option to no more than 10 years from the date of grant. In June 2018, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 6,666 shares. In June 2021, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 10,666 shares. In June 2022, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 14,666 shares.

As of September 30, 2024, 6,941 shares were available for future issuance under the Incentive Plan.

Stock Options

The following table summarizes stock option activities for the nine months ended September 30, 2024:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Stock Options	Exercise Price	years)
Outstanding at December 31, 2023	1,521	$4,297.50	3.31
Outstanding at September 30, 2024	1,521	$4,297.50	2.56
Options vested and exercisable at September 30, 2024	951	$4,297.50	2.56

As of September 30, 2024, the Company had no unrecognized stock-based compensation expense related to options. The Company accounts for forfeited awards as they occur.

Restricted Stock

The following table summarizes restricted stock award activities for the nine months ended September 30, 2024:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value
Nonvested at December 31, 2023	1,285	$577.50
Vested	(90)	2,722.50
Nonvested at September 30, 2024	1,195	$415.95

As of September 30, 2024, the Company had unrecognized stock-based compensation expense related to restricted stock of $0.2 million, which is expected to be recognized over the remaining weighted average vesting period of approximately 1.3 years.

Restricted Stock Units

Certain employees and consultants have been awarded restricted stock units with time-based vesting. The following table summarizes restricted stock units’ activities for the nine months ended September 30, 2024:

		Weighted Average
		Grant Date Fair
	Number of Units	Value
Nonvested at December 31, 2023	1,911	$948.25
Forfeited	(1,313)	912.15
Vested	(365)	1,205.20
Nonvested at September 30, 2024	233	$749.14

As of September 30, 2024, the Company had unrecognized stock-based compensation expense related to restricted stock units of approximately $38,000, which is expected to be recognized over the remaining weighted average vesting period of approximately 1.8 years.

The following table summarizes stock-based compensation expense for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
General and administrative	$52	$119	$150	$381
Research and development	(10)	(19)	(650)	(1)
Total stock-based compensation expense	$42	$100	$(500)	$380

On April 12, 2024, the Company reduced its workforce by approximately 81 percent, which resulted in the forfeiture of a significant number of outstanding restricted stock units and the reversal of previously incurred stock-based compensation expense.

Employee Stock Purchase Plan

Eligible employees can purchase the Company’s common stock at the end of a predetermined offering period at 85% of the lower of the fair market value at the beginning or end of the offering period. The Employee Stock Purchase Plan (“ESPP”) is compensatory and results in stock-based compensation expense. The ESPP was initially authorized in 2019 to sell up to 533 shares of authorized but unissued common stock. In June 2021, the Company’s stockholders approved an amendment to the ESPP to increase the number of authorized shares issuable by 800 shares. In addition, in June 2023, the Company’s stockholders approved an amendment to the ESPP to increase the number of authorized shares issuable thereunder by 8,000 for a total of 9,333 shares.

As of September 30, 2024, 2,562 shares have been purchased and 6,771 shares are available for future sale under the Company’s ESPP.

Warrants

A summary of warrant activities for the nine months ended September 30, 2024, is presented below:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Warrants	Exercise Price	years)
Outstanding as of December 31, 2023	89,618	$67.16	5.34
Exercised	(409,816)	0.01	—
Granted	1,539,314	9.75	2.50
Outstanding as of September 30, 2024	1,219,116	$14.39	2.73

Upon the exercise of warrants, the Company will issue new shares of common stock. In connection with the Company’s Registered Direct Offering on October 26, 2023, the Company issued pre-funded warrants to purchase up to 33,364 shares of common stock, and in a concurrent private placement, the Company issued unregistered warrants to purchase up to 51,764 shares of common stock, and the resale of the underlying shares of common stock were subsequently registered in April 2024 on Form S-1 (File No. 333-275997). In connection with these offerings, H.C. Wainwright received Placement Agent Warrants to purchase up to 3,104 shares of common stock. In connection with the Public Offering the Company completed in May 2024, the 51,764 unregistered warrants were repriced from the original exercise price of $79.00 per share to $11.85 per share.

In connection with the May 2024 Offering, the Company issued pre-funded warrants to purchase up to 314,352 shares of common stock and issued three series of warrants to purchase up to 1,012,656 shares of common stock. In connection with these offerings, Wainwright received Placement Agent Warrants to purchase up to 20,251 shares of common stock.

In connection with the Registered Direct Offering, the Company issued pre-funded warrants to purchase up to 62,100 shares of common stock, and in the concurrent Private Placement, the Company issued unregistered warrants to purchase up to 122,600 shares of common stock. The resale of the underlying shares of common stock were subsequently registered in July 2024 on Form S-1 (File No. 333-280927). In connection with these offerings, Wainwright received Placement Agent Warrants to purchase up to 7,355 shares of common stock.

During the nine months ended September 30, 2024, all of the 33,364 pre-funded warrants issued in the October Registered Direct Offering were exercised at an exercise price of $0.05 per share, and all of the 376,452 pre-funded warrants issued in the May 2024 Offering and the June Registered Direct Offering were exercised at an exercise price of $0.005 per share.

Note 9 - Stockholders’ Equity

Common Stock

The Company, in accordance with its certificate of incorporation, as amended in November 2020 and June 2021, which was retroactively applied, and July 2022, is authorized to issue (i) 200,000,000 common shares with a par value of $0.0001 per share, of which 1,000,000 shares are designated as Class A Common Stock and the remainder are undesignated Common Stock, and (ii) 2,000,000 shares of Preferred Stock, 250,000 of which are designated as Class A Preferred Stock and the remainder are undesignated Preferred Stock (see below Stock Issuances to Fortress and Note 4).

In connection with the Company’s formation, Fortress subscribed for 7,000,000 shares of the Class B Common Stock and 2,666 shares of the Company’s Common Stock, pursuant to the Founders Agreement. Fortress paid the par value of $900 in 2016. The fair value of the Company’s common shares approximated par value as no licenses had been transferred at that time. In July 2016, the Class B Common Stock held by Fortress was exchanged for Class A Preferred Stock, and the Company amended and restated its Certificate of Incorporation to eliminate the Class B Common Stock and authorized a new series of Class A Preferred Stock. Dividends, if and when declared, are to be distributed pro-rata to the Class A Common Stock, Common Stock and Class A Preferred Common Stock.

The holders of Common Stock are entitled to one vote per share of Common Stock held. The holders of Class A Common Stock are entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Class A Common Stock held by such holder are convertible and for a period of ten years from its issuance, the holders of the Class A Common Stock have the right to appoint one member of the board of directors of Mustang; to date, the holders of Class A Common Stock have not yet appointed such director.

At-the-Market Offering of Common Stock

In July 2018, the Company entered into an At-the-Market Issuance Sales Agreement (the “Mustang ATM”) with B. Riley Securities, Inc. (formerly B. Riley FBR, Inc.), Cantor Fitzgerald & Co., National Securities Corporation, (now B. Riley FBR, Inc.), and Oppenheimer & Co. Inc. (each an “Agent” and collectively, the “Agents”), relating to the sale of shares of common stock pursuant to the 2020 S-3. Under the Mustang ATM, the Company pays the Agents a commission rate of up to 3.0% of the gross proceeds from the sale of any shares of common stock. On December 31, 2020, the Mustang ATM was amended to add H.C. Wainwright & Co., LLC as an Agent. On April 14, 2023, the Mustang ATM was amended to add the limitations imposed by General Instruction I.B.6 to Form S-3 and remove Oppenheimer & Co., Inc. as an Agent.

During the year ended December 31, 2023, the Company issued approximately 1,034 shares of common stock at an average price of $158.07 per share for gross proceeds of $163,000 under the ATM Agreement. In connection with these sales, the Company paid aggregate fees of approximately $3,000 for net proceeds of approximately $160,000.

During the year ended December 31, 2022, the Company issued approximately 10,504 shares of common stock at an average price of $630.38 per share for gross proceeds of $6.6 million under the ATM Agreement. In connection with these sales, the Company paid aggregate fees of approximately $0.1 million for net proceeds of approximately $6.5 million.

Pursuant to the Founders Agreement, the Company did not issue any shares of its common stock to Fortress for the year ended December 31, 2023, and recorded the value of 25 shares issuable to Fortress in connection with the Mustang ATM. Pursuant to the Founders Agreement, Mustang issued 259 shares of common stock to Fortress at a weighted average price of $634.49 per share for the year ended December 31, 2022, in connection with the Mustang ATM.

Registered Direct Offering

On October 26, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional accredited investor (the “Investor”) pursuant to which the Company agreed to issue and sell, in a registered direct offering priced at-the-market under the rules of The Nasdaq Stock Market (the “Registered Offering”), (i) 18,400 shares of common stock, $0.0001 par value per share, at a price per Share of $85.00 and (ii) pre-funded warrants (the “Pre-funded Warrants”) to purchase up to 33,364 shares of its common stock, at a price per Pre-funded Warrant equal to $84.95, the price per Share, less $0.05. The Pre-funded Warrants have an exercise price of $0.05 per share, became exercisable upon issuance and remain exercisable until exercised in full.

In a concurrent private placement, pursuant to the terms of the Purchase Agreement, the Company also agreed to issue and sell unregistered warrants (the “Warrants”) to purchase up to 3,104 shares of Common Stock, at an offering price of $6.25 per Warrant to purchase one share of common stock (the “Private Placement” and, together with the Registered Offering, the “Offerings”) (which offering price is included in the purchase price per Share or Pre-funded warrant). The Warrants have an exercise price of $79.00 per share (subject to customary adjustments as set forth in the Warrants), are exercisable upon issuance and will expire five and one-half years from the date of issuance. The Warrants contain customary anti-dilution adjustments to the exercise price, including for share splits, share dividends, rights offering and pro rata distributions.

The Registered Direct Offering and Private Placement closed on October 30, 2023. The Company received approximately $4.4 million in gross proceeds from the Offerings, before deducting placement agency fees and offering expenses of approximately $0.5 million.

Pursuant to the Founders Agreement, the Company did not issue any shares of its common stock to Fortress and recorded the value of 1,294 shares issuable to Fortress in connection with the Registered Direct Offering as of December 31, 2023.

Registration Statements

On December 12, 2023, we filed registration statement No. 333-275997 on Form S-1, which registered the offer and sale of common stock on behalf of the Selling Stockholders, of up to 54,868 shares of our common stock, issuable upon the exercise of certain warrants held by the Selling Stockholders.

On October 23, 2020, the Company filed a shelf registration statement No. 333-249657 on Form S-3 (the “2020 S-3”), which was declared effective on December 4, 2020. Under the 2020 S-3, the Company may sell up to a total of $100.0 million of its securities. The 2020 S-3 expired on October 23, 2023.

On April 23, 2021, the Company filed a shelf registration statement No. 333-255476 on Form S-3 (the “2021 S-3”), which was declared effective on May 24, 2021. Under the 2021 S-3, the Company may sell up to a total of $200.0 million of its securities. As of December 31, 2023, approximately $195.6 million of the 2021 S-3 remains available for sale of securities.

Stock Issuances to Fortress

Under the terms of the Second Amended and Restated Founders Agreement, which became effective July 22, 2016, Fortress will receive a grant of shares of our common stock equal to two and one-half percent (2.5%) of the gross amount of any equity or debt financing. Additionally, pursuant to the Amended and Restated Articles of Incorporation, Fortress receives and Annual Stock Dividend on January 1st, representing 2.5% of the fully-diluted outstanding equity of Mustang.

For the year ended December 31, 2023, the Company recorded the value of 7,061 shares of common stock to Fortress for the Annual Stock Dividend, as Common stock issuable – Annual Stock Dividend in the Statement of Stockholders’ Equity. The Company recorded an expense of approximately $0.5 million in research and development – licenses acquired related to these issuable shares during the year ended December 31, 2023.

For the year ended December 31, 2022, the Company recorded the value of 3,742 shares of common stock to Fortress for the Annual Stock Dividend, as Common stock issuable – Annual Stock Dividend in the Statement of Stockholders’ Equity. The Company recorded an expense of approximately $1.1 million in research and development – licenses acquired related to these issuable shares during the year ended December 31, 2022.

For the year ended December 31, 2023, the Company did not issue any shares of common stock and recorded the value of 25 shares issuable to Fortress, which equaled 2.5% of the gross proceeds of $0.2 million from the sale of shares of common stock under Mustang’s At-the-Market Offering. In connection with the Registered Direct Offering, the Company recorded 1,294 shares issuable to Fortress, which equaled 2.5% of the gross proceeds of $4.4 million.

For the year ended December 31, 2022, the Company issued 259 shares of common stock to Fortress at a weighted average price of $634.49 per share, the value of which equaled 2.5% of the gross proceeds of $6.6 million from the sale of shares of common stock under the Mustang ATM.

Equity Incentive Plan

The Company has in effect the 2016 Incentive Plan (the “Incentive Plan”). The Incentive Plan was adopted in 2016 by our stockholders and the compensation committee of the Company’s board of directors and is authorized to grant stock-based awards to directors, officers, employees and consultants. The plan initially authorized grants to issue up to 2,666 shares of authorized but unissued common stock and expires 10 years from adoption and limits the term of each option to no more than 10 years from the date of grant.

In June 2018, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 6,666 shares. In June 2021, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 10,666 shares. In June 2022, the Company’s stockholders approved an amendment to the Incentive Plan to increase the number of authorized shares issuable by 4,000 shares, for a total of 14,666 shares

As of December 31, 2023, 5,650 shares are available for issuance of stock-based awards under the Incentive Plan.

Stock Options

The following table summarizes stock option activities for the years ended December 31, 2023 and 2022:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Stock Options	Exercise Price	years)
Outstanding at December 31, 2021	1,521	$4,297.50	5.31
Outstanding at December 31, 2022	1,521	$4,297.50	4.31
Outstanding at December 31, 2023	1,521	$4,297.50	3.31
Options vested and exercisable at December 31, 2023	951	$4,297.50	3.31

As of December 31, 2023, the Company had no unrecognized stock-based compensation expense related to options. The Company accounts for forfeited awards as they occur as permitted.

Restricted Stock Awards

Certain employees and directors have been awarded restricted stock. The restricted stock vesting consists of milestone and time-based vesting. The following table summarizes restricted stock award activities for the years ended December 31, 2023 and 2022:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value
Nonvested at December 31, 2021	369	$3,034.04
Granted	475	523.50
Vested	(169)	3,671.23
Nonvested at December 31, 2022	675	$1,107.83
Granted	720	345.00
Vested	(110)	2,310.00
Nonvested at December 31, 2023	1,285	$577.50

As of December 31, 2023, the Company had unrecognized stock-based compensation expense related to restricted stock of $0.4 million, which is expected to be recognized over a weighted average period of approximately 2.1 years.

Restricted Stock Units

The following table summarizes restricted stock units’ activities for the year ended December 31, 2023 and 2022:

		Weighted Average
		Grant Date Fair
	Number of Units	Value
Nonvested at December 31, 2021	3,108	$2,311.00
Granted	1,943	565.63
Forfeited	(689)	1,906.78
Vested	(1,059)	2,239.62
Nonvested at December 31, 2022	3,303	$1,391.48
Granted	577	256.51
Forfeited	(1,027)	1,374.25
Vested	(942)	1,614.25
Nonvested at December 31, 2023	1,911	$948.25

As of December 31, 2023, the Company had unrecognized stock-based compensation expense related to restricted stock units of approximately $0.5 million, which is expected to be recognized over a weighted average period of approximately 2.1 years.

The following table summarizes stock-based compensation expense for the years ended December 31, 2023 and 2022 (in thousands).

	For the year ended December 31,
	2023	2022
General and administrative	$436	$700
Research and development	132	1,583
Total stock-based compensation expense	$568	$2,283

Stock Warrants

In connection with the Company’s Registered Direct Offering on October 26, 2023, the Company issued pre-funded warrants to purchase up to 33,364 shares of common stock, and in a concurrent private placement, the Company issued unregistered warrants to purchase up to 51,764 shares of common stock. In connection with these offerings, H.C. Wainwright received Placement Agent Warrants to purchase up to 3,104 shares of common stock.

In connection with the Term Loan on March 4, 2022, the Company issued a warrant to the Lender to purchase 997 shares of the Company’s common stock with an exercise price of $601.58, see Note 8.

A summary of warrant activities for years ended December 31, 2023 and 2022, is presented below:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Warrants	Exercise Price	years)
Outstanding as of December 31, 2021	4,393	$6,036.53	0.73
Expired	(4,003)	6,375.00	—
Granted	997	601.58	9.18
Outstanding as of December 31, 2022	1,387	$1,152.94	8.29
Exercised	(1)	0.08	—
Granted	88,232	50.09	5.29
Outstanding as of December 31, 2023	89,618	$67.16	5.34

Upon the exercise of warrants, the Company will issue new shares of Common Stock.

Employee Stock Purchase Plan

In connection with our Employee Stock Purchase Plan (“ESPP”), eligible employees of Mustang and Fortress can purchase the Company’s Common Stock at the end of a predetermined offering period at 85% of the lower of the fair market value at the beginning or end of the offering period.

As of December 31, 2023, 1,727 shares have been purchased and 7,606 shares are available for future sale under the Company’s ESPP.